Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Financial Assets and Liabilities by Category

At December 31 the classification of financial assets and liabilities by category is as follows:

	At December, 31
	2016	2017
Assets according to the statement of financial position
Loans and accounts receivable:
- Cash and cash equivalents	600,923	626,180
- Trade accounts receivable and other accounts receivable not including advances to suppliers, net	1,329,262	1,447,629
- Work in progress	878,515	672,163
- Financial assets related to concession agreements	685,975	952,780
- Accounts receivable from related parties	713,048	874,682

	4,207,723	4,573,434

Financial asset at fair value through profit or loss
- Cash and cash equivalents (Mutual funds)	6,027	—
- Other financial asset	352	181

	6,379	181

Financial assets related to concession agreements are recorded in the consolidated statement of financial position within the line items of short-term trade accounts receivable and long-term trade accounts receivable.

	At December, 31
	2016	2017
Financial liabilities according to the statement of financial position
Other financial liabilities at amortized cost
- Other financial liabilities	2,140,297	1,561,754
- Finance leases	240,141	128,309
- Bonds	967,714	947,567
- Trade and other accounts payable (excluding non-financial liabilities)	1,769,444	2,054,217
- Accounts payable to related parties	145,537	81,128

	5,263,133	4,772,975

Hedging derivatives:
- Derivative financial instruments
	1,081	383

Summary of Credit Quality of Financial Assets

At December 31 the credit quality of financial assets is shown as follows:

	At December 31,
	2016	2017
Cash and cash equivalents (*)
Banco de Crédito del Perú (A+)	147,759	224,834
Banco Continental (A+)	136,805	100,882
Banco Scotiabank (A+)	121,480	71,608
Citibank (A)	105,812	110,846
Banco de la Nación (A)	30,007	17,776
Banco Santander - Perú (A)	17,480	—
Banco Interbank (A)	6,344	14,937
Banco de Chile (AAA)	4,822	4,337
Banco Interamericano de Finanzas (A)	4,035	5,551
Banco Bogotá (A)	3,756	25,609
Larrain Vial de Chile (A)	3,514	—
Banco GNB (A)	2,080	1,334
Banco Santander - Chile (AAA)	1,941	22,041
Scotiabank Chile (AAA)	1,117	3
Banco de Crédito e Inversiones - Chile (AA+)	937	1,105
Banco Scotiabank de Guyana (A)	125	116
Others	5,061	5,935

	593,075	606,914

Summary of Credit Quality of Customers

	2016	2017
Trade accounts receivable (Note 11 and Note 12)
Counterparties with no external risk rating
A	117,797	6,042
B	2,052,356	2,313,187
C	407,151	194,248

	2,577,304	2,513,477

Receivable from related parties (Note 13)
B	713,048	874,682